Concentration and Risk - Schedule of Customer Concentration Risk (Details)		12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Customer Concentration Risk [Member] | Customer F [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		13.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer I [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		13.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	11.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		12.00%		16.00%		16.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		29.00%		26.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	10.00%			[1]
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	12.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]		[1]	21.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	10.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	[1]					18.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]		[1]	11.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		14.00%			[1]
Customer Concentration Risk [Member] | Customer G [Member] | Contract Liabilities [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		60.00%			[1]
Customer Concentration Risk [Member] | Customer M [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		14.00%			[1]
Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	17.00%
Customer Concentration Risk [Member] | Customer N [Member] | Contract Liabilities [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		40.00%			[1]
Customer Concentration Risk [Member] | Customer J [Member] | Contract Liabilities [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	32.00%
Customer Concentration Risk [Member] | Customer K [Member] | Contract Liabilities [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	30.00%
Customer Concentration Risk [Member] | Customer L [Member] | Contract Liabilities [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	25.00%
Supplier Concentration Risk [Member] | Supplier J [Member] | Cost of Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		11.00%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier J [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	19.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	23.00%		10.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	16.00%			[1]
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	35.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Cost of Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	10.00%		18.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		19.00%			[1]
Supplier Concentration Risk [Member] | Supplier D [Member] | Cost of Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]		[1]	20.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	23.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Cost of Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]		[1]	17.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	12.00%
Supplier Concentration Risk [Member] | Supplier F [Member] | Cost of Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]		[1]	10.00%
Supplier Concentration Risk [Member] | Supplier M [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		55.00%			[1]
Supplier Concentration Risk [Member] | Supplier N [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		18.00%			[1]
Supplier Concentration Risk [Member] | Supplier O [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		14.00%			[1]
Supplier Concentration Risk [Member] | Supplier P [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		11.00%			[1]
Supplier Concentration Risk [Member] | Supplier I [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	22.00%
Supplier Concentration Risk [Member] | Supplier K [Member] | Advance to Suppliers [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	10.00%
Supplier Concentration Risk [Member] | Supplier H [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		16.00%		11.00%
Supplier Concentration Risk [Member] | Supplier Q [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage		10.00%			[1]
Supplier Concentration Risk [Member] | Supplier L [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	22.00%
Supplier Concentration Risk [Member] | Supplier G [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage			[1]	12.00%

[1]	Represented the percentage below 10%